Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Stated At Cost less Accumulated Amortization	Intangible assets, stated at cost less accumulated amortization, consisted of the following
	December 31, 2022	December 31, 2023
	RMB	RMB
Software and technology	—	1,509,432
Less: accumulated amortization	—	(251,572)
	—	1,257,860

Schedule of Estimated Amortization Expense	Estimated amortization expense relating to the educational contents for each of the next five years is as follows:
Year ending December 31,	RMB
2024	301,886
2025	301,886
2026	301,886
2027	301,886
2028	50,316
Total expected amortization expense	1,257,860